Contingencies - Additional Information (Detail) (USD $)	1 Months Ended			9 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	36 Months Ended	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jan. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 01, 2011	Dec. 31, 2011	Dec. 21, 2012	Oct. 31, 2012 Lawsuits	Jun. 18, 2013	Sep. 30, 2007	Dec. 31, 2012	Feb. 28, 2009
Other Commitments [Line Items]
VAT receivables	$ 23,000,000			$ 24,000,000		$ 23,000,000	$ 19,000,000							$ 19,000,000
Losses related to pending Litigation						4,000,000
Charges associated with cases						19,000,000	25,000,000
Reserve reversed				6,132,000	(6,117,000)	(8,156,000)	(345,048,000)
Amounts accrued for loss contingencies	9,000,000					9,000,000
Payments made on cases for loss contingency						35,000,000
Interest on insurance claims						18.00%
Amount of damages claimed				CEATS claimed damages of $0.30 per segment sold on JetBlue's website during the relevant time period which totaled $10 million.		CEATS lawsuit based on the indemnification provision in our agreement with JetBlue, and we agreed to a conditional indemnification. CEATS claimed damages of $0.30 per segment sold on JetBlue's website during the relevant time period which totaled $10 million.
Payment received from claims	12,000,000	15,000,000	6,000,000
Combined federal and state marginal tax rate						36.00%
Amount accrued in discontinued operation							17,000,000							17,000,000
CEATS, Inc. [Member]
Other Commitments [Line Items]
Amount of damages claimed value				10,000,000		10,000,000
Amount of damages claimed per segment				0.30		0.30
General Excise Tax Litigation [Member] | HAWAII
Other Commitments [Line Items]
Amounts accrued for loss contingencies	2,000,000			9,000,000		2,000,000
Calculated value of tax				10,000,000
General Excise Tax Litigation [Member] | HAWAII | Cost of revenue [Member]
Other Commitments [Line Items]
Charges associated with cases				1,000,000	17,000,000
Hotel Occupancy Tax Litigation [Member]
Other Commitments [Line Items]
Number of lawsuits filed				70
Number of lawsuits dismissed				30
Period for which suits filed by government				10 years
Payments made on cases for loss contingency								4,000,000
Hotel Occupancy Tax Litigation [Member] | HAWAII
Other Commitments [Line Items]
Calculated value of tax	10,000,000					10,000,000
Hotel Occupancy Tax Litigation [Member] | Washington D.C. and Wyoming [Member]
Other Commitments [Line Items]
Amounts accrued for loss contingencies				6,000,000
Hotel Occupancy General Excise Tax Litigation [Member]
Other Commitments [Line Items]
Amounts accrued for loss contingencies	18,000,000			20,000,000		18,000,000
Hotel Occupancy General Excise Tax Litigation [Member] | HAWAII
Other Commitments [Line Items]
Charges associated with cases						27,000,000	25,000,000		2,000,000
Amounts accrued for loss contingencies	9,000,000			11,000,000		9,000,000	28,000,000							28,000,000
American Airlines [Member]
Other Commitments [Line Items]
Charges associated with cases	60,000,000									64,000,000	222,000,000
Payments made on cases for loss contingency	100,000,000									100,000,000
Number of lawsuits settled											2
Minimum actual damages claimed by lawsuit											1,000,000,000
Discount rate used to estimate fair value of settlement liability, minimum	6.00%					6.00%
Discount rate used to estimate fair value of settlement liability, maximum	11.50%					11.50%
Hotel Related Antitrust Litigation [Member]
Other Commitments [Line Items]
Representatives filed suits against company				2
Insurance Carriers [Member]
Other Commitments [Line Items]
Interest on insurance claims				18.00%
Number of disputes against insurance carriers				2
Ministry of the Economy, Finance and Industry, France [Member]
Other Commitments [Line Items]
Losses related to pending Litigation												4,000,000
Discontinued Operations [Member]
Other Commitments [Line Items]
Allowance for losses relating to such events in assets of discontinued operations	4,000,000			4,000,000		4,000,000	37,000,000							37,000,000
Secret Hotels2 Limited [Member]
Other Commitments [Line Items]
Tax payable amount															11,000,000
Holiday Autos [Member] | Discontinued Operations [Member]
Other Commitments [Line Items]
VAT receivables	6,000,000			5,000,000		6,000,000
Foreign Tax Authority [Member]
Other Commitments [Line Items]
Reserve reversed						17,000,000
Foreign Tax Authority [Member] | INDIA
Other Commitments [Line Items]
Interest and penalties related to income taxes				26,000,000		25,000,000
Foreign Tax Authority [Member] | Secret Hotels2 Limited [Member] | VAT Litigation [Member] | United Kingdom [Member]
Other Commitments [Line Items]
Amount of damages claimed value													11,000,000
Foreign Tax Authority [Member] | Secret Hotels2 Limited [Member] | Discontinued Operations [Member] | United Kingdom [Member]
Other Commitments [Line Items]
Charges associated with cases														17,000,000
Minimum [Member]
Other Commitments [Line Items]
Amount of damages claimed value				317,000,000
Expected tax benefit realization period						1 year
Minimum [Member] | US Airways Inc [Member]
Other Commitments [Line Items]
Amount of damages claimed value		281,000,000
Maximum [Member]
Other Commitments [Line Items]
Amount of damages claimed value				482,000,000
Expected tax benefit realization period						4 years
Maximum [Member] | US Airways Inc [Member]
Other Commitments [Line Items]
Amount of damages claimed value		$ 425,000,000